UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-8920

Clarion Value Fund, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)        (Zip code)

Daniel Heflin

Clarion Value Fund, Inc.

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

  Attached hereto.

CLARION VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

			Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (94.83%)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029		$19,000,000	$13,300,000	(d),(f)
Citi Group/ Deutsche Bank Inc.	5.225% due 07/15/2044		8,994,000	7,625,257	(d),(f)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030	(a)	10,000,000	7,500,000	(d)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044		10,000,000	6,676,280	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037		7,000,000	5,883,759	(d),(f)
Commercial Mortgage Acceptance Corp.	6.21% due 07/15/2031	(a)	7,323,000	5,492,250	(d)
Wachovia Bank Commercial Mortgage Trust	5.736% due 06/15/2049		8,200,000	5,429,655	(d),(f)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032		6,300,000	5,380,414	(d)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044		8,000,000	5,192,056	(d),(f)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032	(a)	8,200,000	4,920,000	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.573% due 05/15/2045		236,368,564	4,641,333	(d),(e),(f)
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038		4,775,564	4,539,617	(d)
Merrill Lynch / Countrywide Commercial Mortgage	0.539% due 08/12/2048		238,419,155	4,037,628	(d),(e),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(a)	5,115,000	3,836,250	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.455% due 05/15/2047		232,151,385	3,720,225	(d),(e),(f)
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040		6,000,000	3,632,088	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.283% due 06/12/2047		313,097,920	3,469,751	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.827% due 02/15/2051		4,370,000	3,288,399	(d)
Wachovia Bank Commercial Mortgage Trust	1.533% due 10/15/2017	(a)	7,430,000	3,194,900	(d),(f)
GS Mortgage Securities Corp. II	0.698% due 07/10/2039	(a)	174,472,081	3,153,757	(d),(e),(f)
Banc of America Commercial Mortgage, Inc.	0.440% due 02/10/2051	(a)	216,096,707	3,145,504	(d),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.605% due 02/15/2051		167,983,242	3,073,757	(e),(f)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031		3,000,000	2,950,203	(d)
Crown Castle Towers LLC	6.065% due 11/15/2036	(a)	3,490,000	2,792,000
CS First Boston Mortgage Securities Corp.	1.049% due 10/15/2039	(a)	106,601,789	2,692,655	(d),(e),(f)
First Union – Lehman Brothers-Bank of America	6.730% due 11/18/2035		2,600,000	2,602,959	(d)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035	(a)	9,054,108	2,585,853	(d),(f)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037	(a)	12,300,000	2,583,000	(d)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047		5,000,000	2,558,470	(d)
GE Capital Commercial Mortgage Corp.	6.550% due 12/10/2035		3,000,000	2,510,247	(d),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	11,196,000	2,351,160	(d),(f)
GE Capital Commercial Mortgage Corp.	0.323% due 01/10/2038	(a)	134,961,689	2,325,255	(d),(e),(f)
Merrill Lynch / Countrywide Commercial Mortgage	5.485% due 03/12/2051		4,400,000	2,264,636	(d),(f)
Prudential Securities Secured Financing	6.985% due 04/15/2013		3,000,000	2,250,000	(d),(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(a)	12,800,000	1,731,000	(c),(d)
DLJ Commercial Mortgage Corp.	8.318% due 11/10/2033		7,000,000	1,680,000	(d),(f)
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031	(a)	2,100,000	1,680,000	(d),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(a)	2,500,000	1,625,000	(d),(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032	(a)	5,091,000	1,527,300	(d),(f)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032	(a)	10,000,000	1,500,000	(d)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037		2,500,000	1,425,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.350% due 01/12/2043		10,000,000	1,338,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	0.261% due 04/15/2047	(a)	145,187,711	1,333,404	(d),(e),(f)
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016	(a)	2,000,000	1,300,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.406% due 06/12/2041		4,000,000	1,275,600	(d),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	8,000,000	1,200,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.140% due 11/15/2035	(a)	14,396,000	1,198,361	(d),(f)
GMAC Commercial Mortgage Securities Inc.	7.659% due 04/15/2034	(a)	3,710,000	1,150,100	(d),(f)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029	(a)	1,347,316	1,139,141
Citi Group/ Deutsche Bank Inc.	0.897% due 12/11/2049	(a)	40,500,000	1,138,091	(d),(e)
GE Capital Commercial Mortgage Corp.	5.334% due 11/10/2045		5,481,000	1,038,101	(d),(f)
GMAC Commercial Mortgage Securities Inc.	7.000% due 08/16/2033	(a)	7,835,805	940,297	(d)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040		2,775,000	926,573	(d),(f)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037	(a)	11,052,000	894,680	(d),(f)

CLARION VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

			Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034	(a)	2,500,000	879,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	8,918,000	879,315	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.448% due 07/15/2041	(a)	7,631,000	831,779	(d),(f)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049	(a)	5,000,000	826,500	(d),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035	(a)	4,954,500	792,720	(d)
Salomon Brothers Mortgage Securities	6.984% due 05/18/2032	(a)	1,000,000	750,000	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.121% due 07/10/2045		5,731,000	733,568	(d),(f)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036	(a)	6,025,000	731,250	(d)
Bear Stearns Commercial Mortgage Securities, Inc.	5.478% due 12/11/2040		5,000,000	685,000	(d),(f)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040		5,000,000	654,000	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.312% due 11/10/2041	(a)	8,033,500	640,270	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035	(a)	4,469,750	625,765	(d),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019		2,602,696	588,209	(c),(d)
Merrill Lynch Mortgage Trust	5.206% due 07/12/20382	(a)	5,500,000	572,550	(d),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035	(a)	5,200,000	572,000	(d)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(a)	13,023,000	536,035	(d),(f)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036	(a)	7,767,000	524,085	(d),(f)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040	(a)	5,000,000	523,000	(d),(f)
GE Capital Commercial Mortgage Corp.	5.120% due 07/10/2045	(a)	5,000,000	511,500	(d),(f)
CS First Boston Mortgage Securities Corp.	5.100% due 08/15/2038		4,000,000	510,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.828% due 12/15/2043	(a)	12,500,000	510,000	(d),(f)
Bear Stearns Commercial Mortgage Securities, Inc.	6.000% due 11/11/2035	(a)	3,099,999	496,000	(d)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035	(a)	5,189,000	486,728	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.810% due 09/15/2039	(a)	9,000,000	470,700	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038	(a)	6,513,000	457,213	(d),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	15,005,000	450,150	(d),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	3,500,000	420,000	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.810% due 09/15/2039	(a)	7,000,000	406,700	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.386% due 10/15/2035	(a)	5,000,000	377,000	(d),(f)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033	(a)	1,480,000	370,000	(d)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/20412	(a)	3,493,000	329,739	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	3,668,000	316,548	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.350% due 01/12/2043	(a)	2,770,000	296,390	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.154% due 07/10/2045	(a)	4,385,000	282,394	(d),(f)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040	(a)	3,000,000	280,800	(d),(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042	(a)	3,675,000	278,933	(d),(f)
Merrill Lynch Mortgage Trust	5.242% due 11/12/2037	(a)	3,579,000	273,724	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.366% due 08/12/2037	(a)	2,910,000	234,255	(d),(f)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044	(a)	4,036,500	231,695	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035	(a)	2,827,000	227,715	(f)
Merrill Lynch Mortgage Trust	5.411% due 09/12/2042	(a)	3,200,000	216,320	(d),(f)
Merrill Lynch Mortgage Trust	5.206% due 07/12/2038	(a)	2,500,000	195,250	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035	(a)	9,507,000	194,342	(d),(f)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039	(a)	2,000,000	194,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.147% due 08/15/2042	(a)	2,500,000	193,000	(d),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042	(a)	3,107,000	179,274	(d),(f)
GE Capital Commercial Mortgage Corp.	5.219% due 05/10/2043	(a)	2,972,000	178,320	(d),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	8,752,000	175,040	(c),(d),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	4,275,000	160,313	(d),(f)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038	(a)	2,000,000	148,000	(d),(f)
Ansonia CDO Ltd	1.539% due 03/25/2019	(a)	8,750,000	140,000	(c),(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.741% due 06/15/2049	(a)	3,000,000	137,700	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051		800,000	135,760	(d),(f)
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036	(a)	3,923,000	131,346	(c),(d),(f)

CLARION VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

			Principal Amount	Value
DR Structured Finance Corp.	8.375% due 08/15/2015		415,199	124,394	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035	(a)	9,793,000	103,659	(c),(d),(f)
DR Structured Finance Corp.	6.660% due 08/15/2010		212,461	84,984	(c),(d)
Ansonia CDO Ltd	1.035% due 10/25/2056	(a)	6,250,000	83,750	(c),(d),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.288% due 04/15/2042	(a)	1,000,000	79,400	(d),(f)
GE Capital Commercial Mortgage Corp.	5.198% due 06/10/2048	(a)	1,200,000	78,000	(d),(f)
DR Structured Finance Corp.	8.550% due 08/15/2019		421,740	49,976	(c),(d)
Ansonia CDO Ltd	7.445% due 07/28/2046	(a)	2,000,000	49,600	(c),(d),(g)
Ansonia CDO Ltd	7.149% due 07/28/2046	(a)	2,000,000	47,600	(c),(d),(g)
Total Commercial Mortgage-Backed Securities
(Cost $549,869,110)				191,283,724

CORPORATE BONDS (1.33%)
Hospitality Properties Trust	9.125% due 07/15/2010		2,500,000	2,169,675	(d)
Cresent Resources TLB	6.174% due 12/31/2049		1,959,184	293,878	(d)
Ashton Woods USA LLC/Ashton Woods Finance Co.	9.500% due 10/01/2015		1,500,000	225,000	(c),(h)
Total Corporate Bonds
(Cost $6,063,075)				2,688,553
UNITED STATES GOVERNMENT OBLIGATION (0.56%)
US Treasury Bond	4.625% due 11/15/2016		1,000,000	1,135,937
Total United States Government Obligation
(Cost $1,052,594)				1,135,937

TOTAL SECURITIES (96.72%)
(Cost $556,984,779) (b)				195,108,214
OTHER ASSETS, NET OF LIABILITIES (3.28%)				6,611,618
NET ASSETS (100.00%)				$201,719,832

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value of these securities at January 31, 2009 was $85,007,825 or 42.14% of net assets.

(b)	The cost for federal income tax purposes was $556,984,779. At January 31, 2009 net unrealized depreciation for all securities based on tax cost was $361,876,565. This consisted of aggregate gross unrealized appreciation for all securities of $654,632 and aggregate gross unrealized depreciation for all securities of $362,531,197.
(c)	Illiquid security. At January 31, 2009, illliquid securities in aggregate had a value of $3,534,558 which represented 1.8% of the Master Fund's net assets.
(d)	Fair valued security. At January 31, 2009, fair valued securities represented 92.46% of the Master Fund's net assets.
(e)	Interest-only security. At January 31, 2009 interest-only securities in aggregate had a value of $32,731,360 which represented 16.2% of the Master Fund's net assets.
(f)	Variable Rate Security.
(g)	CDO security. At January 31, 2009 collateralized debt obligations in aggregate had a value of $1,147,450 which represented 0.57% of the Master Fund’s net assets.
(h)	Nonincome producing security.

Clarion Value Fund Master, LLC (unaudited)

January 31, 2009

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the primary market for the investment/liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s Investments carried at fair value:

Valuation inputs	Investments in Securities
Level 1 – Quoted Prices	$1,135,937
Level 2 – Other Significant Observable Inputs	79,045,370
Level 3 – Significant Unobservable Inputs	114,926,907
Total	$195,108,214

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 10/31/08	$241,840,796
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(94,099,761)
Net amortization/accretion	(745,853)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(32,068,275)
Balance as of 1/31/09	$114,926,907

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining values of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing tool that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing tool incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Observable market data that is available provides the basis for certain points in the pricing tool while interpolation methods are used to determine price points for ratings and vintages for which observable market data is not available.

Item 2.	Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By:	/S/ DANIEL HEFLIN
Daniel Heflin President and Chief Executive Officer

Date:    March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL HEFLIN
Daniel Heflin President and Chief Executive Officer

Date:    March 31, 2009

By:	/S/ JERRY CHANG
Jerry Chang Chief Financial Officer

Date:    March 31, 2009